Goodwill and Other Intangible Assets [Text Block]	6 Months Ended
Sep. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets [Text Block]

5.    GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

The table below presents the movement in the carrying amount of goodwill during the six months ended September 30, 2017 and 2018:

	Six months ended September 30,
	2017	2018
	(in millions)
Balance at beginning of period
Goodwill	¥2,542,280	¥2,533,471
Accumulated impairment losses	(2,092,137)	(2,092,137)

	450,143	441,334
Foreign currency translation adjustments and other	(14,590)	(10,179)

Balance at end of period
Goodwill	2,527,690	2,523,292
Accumulated impairment losses	(2,092,137)	(2,092,137)

	¥435,553	¥431,155

Other Intangible Assets

The table below presents the net carrying amount by major class of other intangible assets at March 31, 2018 and September 30, 2018:

	March 31, 2018	September 30, 2018
	(in millions)
Intangible assets subject to amortization:
Software	¥732,828	¥755,547
Core deposit intangibles	45,297	40,543
Customer relationships	164,753	150,612
Trade names	47,020	44,494
Other	5,729	5,459

Total	995,627	996,655
Intangible assets not subject to amortization:
Other(1)	15,492	25,198

Total	¥1,011,119	¥1,021,853

Note:	(1)	Intangible assets not subject to amortization includes mortgage servicing rights accounted for at fair value of ¥7,268 million and ¥16,346 million at March 31, 2018 and September 30, 2018, respectively.

The impairment losses on other intangible assets for the six months ended September 30, 2017 and 2018 were ¥16,591 million and ¥667 million, respectively, which are included in impairment of intangible assets in the accompanying condensed consolidated statements of income. The impairment loss for the six months ended September 30, 2017 included a loss of ¥11,121 million relating to the foreign subsidiary’s customer relationships under the Trust Asset Business Group segment. The intangible assets were valued based on discounted expected future cash flows. The estimated future cash flows of the above customer relationships were revised downward due to a decrease in acquired customer base. Accordingly, the MUFG group revaluated the intangible assets and recognized impairment losses.